Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Summary of short-term investments

	December 31, 2018	December 31, 2019
	RMB in thousands
Financial products	858,021	1,070,113
Investment s in publicly traded companies	—	80,918
Money market funds	87,317	109,779

Total	945,338	1,260,810